Liquidity and Going Concern (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
Working capital	$ 3,500,000	$ 3,900,000
Cash and cash equivalents	$ 2,894,103	$ 5,634,115	$ 8,022,306